Feb. 28, 2020

CALAMOS® FAMILY OF FUNDS

Supplement dated April 1, 2020 to the

CALAMOS® FAMILY OF FUNDS Prospectus and the Statement of Additional Information, each dated February 28, 2020

Effective March 31, 2020, the Calamos International Growth Fund’s secondary benchmark index will change from the MSCI ACWI ex-US Growth (USD) Index to the MSCI ACWI ex-US (USD) Index. The Average Annual Total Return table on page 67 of the Prospectus shall be replaced in its entirety as follows:

AVERAGE ANNUAL TOTAL RETURNS — FOR THE PERIODS ENDED 12.31.19
	INCEPTION DATE OF CLASS	ONE YEAR	FIVE YEAR	TEN YEAR	SINCE INCEPTION
Class A	3.16.05
Load Adjusted Return before taxes		23.17%	5.47%	6.04%	6.62%
Class C	3.16.05
Load Adjusted Return before taxes		27.39%	5.70%	5.76%	6.17%
Class I	3.16.05
Return before taxes		29.69%	6.76%	6.82%	7.24%
Return after taxes on distributions*		29.69%	6.08%	6.21%	6.80%
Return after taxes on distributions and sale of Fund shares*		17.57%	5.30%	5.50%	6.05%
Class R6	9.17.18
Load Adjusted Return before taxes		29.73%	N/A	N/A	6.29%
MSCI EAFE Growth Index		28.43%	8.13%	7.34%	6.15%
MSCI ACWI ex-US Index		22.13%	6.01%	5.45%	5.58%

* Returns after taxes for Class I are provided because Class I shares represent the largest percentage of assets in the Calamos Family of Funds.

The MSCI ACWI ex US Index is designed to measure the equity market performance of companies outside of the United States in developed and emerging markets. The MSCI ACWI ex US Index is provided to show how the Fund’s performance compares with the returns of an index of securities similar to those in which the Fund invests.

Effective March 31, 2020, the Calamos Global Equity Fund’s secondary benchmark index will change from the MSCI ACWI Growth (USD) Index to the MSCI ACWI (USD) Index. The Average Annual Total Return table and the description of the index on page 77 of the Prospectus shall be replaced in its entirety as follows:

AVERAGE ANNUAL TOTAL RETURNS — FOR THE PERIODS ENDED 12.31.19
	INCEPTION DATE OF CLASS	ONE YEAR	FIVE YEAR	TEN YEAR	SINCE INCEPTION
Class A	3.1.07
Load Adjusted Return before taxes		22.97%	7.75%	8.80%	7.13%
Class C	3.1.07
Load Adjusted Return before taxes		27.17%	7.97%	8.52%	6.74%
Class I	3.1.07
Return before taxes		29.41%	9.07%	9.61%	7.82%
Return after taxes on distributions*		27.34%	6.78%	7.86%	6.36%
Return after taxes on distributions and sale of Fund shares*		19.00%	6.85%	7.58%	6.14%
MSCI World Index		28.40%	9.36%	10.08%	6.46%
MSCI ACWI Index		27.30%	9.00%	9.37%	6.21%

*	Returns after taxes for Class I are provided because Class I shares represent the largest percentage of assets in the Calamos Family of Funds.

The MSCI ACWI (USD) Index is designed to measure the equity market performance of companies in developed and emerging markets. The MSCI ACWI (USD) Index is provided to show how the Fund’s performance compares with the returns of an index of securities similar to those in which the Fund invests.